RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		¥ 14,569		$ 5,861	¥ 40,804
JD Group
RELATED PARTY BALANCES AND TRANSACTIONS
Purchases of goods/services from related parties	¥ 827,574	607,086	¥ 544,708
Individual Director or Officer and his/her immediate family members under investment programs offered by the Group
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		¥ 14,569			¥ 40,804